SHAREHOLDERS’ EQUITY (Details) $ / shares in Units, $ in Thousands																12 Months Ended
	Dec. 17, 2025 shares	Dec. 12, 2025 USD ($) $ / shares shares	Sep. 16, 2025 USD ($)	Aug. 08, 2025 shares	Jul. 01, 2025 USD ($)	Apr. 10, 2025 USD ($)	Mar. 14, 2025 USD ($)	Dec. 27, 2024 USD ($) $ / shares shares	Jun. 30, 2024 shares	Jun. 14, 2024 $ / shares shares	May 20, 2024 USD ($) $ / shares shares	Apr. 01, 2024 USD ($) $ / shares shares	Jan. 22, 2024 shares	Dec. 26, 2023 $ / shares shares	Apr. 04, 2023 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock																5,485,898
Purchase price per share (in Dollars per share) | $ / shares														$ 1.28
Gross proceeds (in Dollars) | $																$ 4,646	$ 0	$ 26
Offering cost (in Dollars) | $																		$ 454
Percentage of agreement warrants																		7.00%
Options exercise shares													10,000
Ordinary shares issued for consulting service agreement									45,000
Issue of private warrants shares																855,714
Financial liability fair value (in Dollars) | $																$ 296	69
Private warrants exercise shares								855,714
Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Pre funded warrant														1,656,250
Exercise price per share (in Dollars per share) | $ / shares														$ 0.001
Number of additional shares														1,656,250
Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares														$ 1.28
Private warrants														3,031,250
Exercise amount of warrants (in Dollars) | $																$ 786	1,506
Warrant [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock																		212,188
Placement Agent Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares																		$ 1.6
Warrants expire, term																		5 years
Fair value of the warrant (in Dollars) | $																	$ 254
June Placement Agent Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued shares																	591
Exercise price per share (in Dollars per share) | $ / shares										$ 1.56
Percentage of agreement warrants																	7.00%
Purchase of warrant																	185,591
Warrants expire, term																	4 years
Fair value of the warrant (in Dollars) | $																		$ 131
June Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued shares																	1,709,760
Exercise price per share (in Dollars per share) | $ / shares										$ 0.001
Purchase of warrant										1,709,760
Number of shares per units										1
Exercise amount of warrants (in Dollars) | $																	$ 2
2024 June Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Offering cost (in Dollars) | $																	343
Net proceeds (in Dollars) | $																	$ 3,102
December Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock								3,950,343
Private warrants								3,950,343
Purchase price per unit (in Dollars per Share) | $ / shares								0.7
December Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares								$ 0.001
Number of shares per units								1
Pre funded warrants								658,372
Registered Direct Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Gross proceeds (in Dollars) | $																		$ 3,424
Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued shares																1,565,217	6,231,169	3,031,250
Issued an aggregate shares																5,485,898		17,566
Ordinary shares issued for consulting service agreement																100,000	45,000
Vested RSUs [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Options exercise shares													25,000
Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Financial liability fair value (in Dollars) | $																$ 46
Roth Capital Partners LLCMember | Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock																5,485,898
Gross proceeds (in Dollars) | $																$ 4,888
Offering cost (in Dollars) | $																$ 272
Advisor [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares				100,000
Standby Equity Purchase Agreement SEPA [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares	218,627
Percentage of pay fees																2.00%
Financial liability fair value (in Dollars) | $																$ 250
Maximum [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
ATM aggregate offering price (in Dollars) | $			$ 14,687		$ 7,118	$ 1,917	$ 1,019
Maximum [Member] | Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares														$ 1.28
Maximum [Member] | June Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price per share (in Dollars per share) | $ / shares										$ 1.3
Maximum [Member] | December Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase price per unit (in Dollars per Share) | $ / shares								0.7
Minimum [Member] | Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares														$ 0.001
Minimum [Member] | June Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Pre funded warrants per share (in Dollars per share) | $ / shares										$ 0.001
Minimum [Member] | December Pre-Funded Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares								$ 0.001
Ordinary Shares [Member] | Warrant [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares											$ 2.25
Purchase of warrant											220,000
Warrants expire, term											6 months
Fair value of the warrant (in Dollars) | $											$ 125
Ordinary Shares [Member] | Placement Agent Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Purchase of warrant																		212,188
Ordinary Shares [Member] | December Private Warrants [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares								$ 1.1
Number of shares per units								1
Private warrants								658,372
Ordinary Shares [Member] | Registered Direct Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued shares														1,375,000
Ordinary Shares [Member] | Vested RSUs [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Issued an aggregate shares																2,711,947	594,943	1,226,448
Options exercise shares																101,376	19,048	37,972
Ordinary Shares [Member] | Roth Capital Partners LLCMember
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock															17,566
2024 April Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock												1,339,285
Purchase price per share (in Dollars per share) | $ / shares												$ 1.232
Gross proceeds (in Dollars) | $												$ 1,651
2024 June Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock										941,541
Purchase price per share (in Dollars per share) | $ / shares										$ 1.3
IPO [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Gross proceeds (in Dollars) | $								$ 3,228
December Private Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Offering cost (in Dollars) | $								$ 233
Percentage of pay fees								4.00%
December 2024 Private Placement [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Financial liability fair value (in Dollars) | $								$ 69
2025 December Offering [Member]
SHAREHOLDERS’ EQUITY (Details) [Line Items]
Sale of stock		1,565,217
Gross proceeds (in Dollars) | $		$ 1,800
Price per share (in Dollars per share) | $ / shares		$ 1.15